Note 2 - Significant Accounting Policies - Impact of Adoption of ASC 842 (Details) $ in Thousands	Jan. 01, 2019 USD ($)
Prepaid bareboat charter hire
Prepaid bareboat charter hire
Right of use assets from operating leases	21,905	[1]
Other Current Liabilities [Member]
Current portion of Operating lease liabilities	4,771
Other Noncurrent Liabilities [Member]
Non-current portion of Operating lease liabilities	11,857
Previous Accounting Guidance [Member]
Prepaid bareboat charter hire	1,656
Prepaid bareboat charter hire	3,621
Right of use assets from operating leases		[1]
Previous Accounting Guidance [Member] | Other Current Liabilities [Member]
Current portion of Operating lease liabilities
Previous Accounting Guidance [Member] | Other Noncurrent Liabilities [Member]
Non-current portion of Operating lease liabilities
Adjustments for New Accounting Pronouncement [Member]
Prepaid bareboat charter hire	(1,656)
Prepaid bareboat charter hire	(3,621)
Right of use assets from operating leases	21,905	[1]
Adjustments for New Accounting Pronouncement [Member] | Other Current Liabilities [Member]
Current portion of Operating lease liabilities	4,771
Adjustments for New Accounting Pronouncement [Member] | Other Noncurrent Liabilities [Member]
Non-current portion of Operating lease liabilities	$ 11,857

[1]	The Company netted 5,277 which were previously recorded as Prepaid bareboat charter hire in the consolidated balance sheet as of December 31, 2018 against the Operating lease right-of-use asset upon adoption of ASC 842 on January 1, 2019. The Prepaid bareboat charter hire represented the unamortized balance of losses from the sale of the Bareboat chartered in vessels that were being amortized over the duration of the leases.